Statutory Requirements and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Statutory Accounting Practices Disclosure
The estimated statutory capital and surplus and minimum required statutory capital and surplus for the Group’s regulatory jurisdictions is as follows:

	December 31, 2024			December 31, 2023
	Bermuda(1)	United Kingdom(2)	Republic of Ireland(2)	Bermuda(1)	United Kingdom(2)	Republic of Ireland(2)
Required statutory capital and surplus	$910.0	$540.0	$100.0	$735.0	$505.0	$95.0
Actual statutory capital and surplus	$1,830.0	$950.0	$175.0	$1,920.0	$955.0	$180.0
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(1)Required statutory capital and surplus represents the Enhanced Capital Requirement (“ECR”).
(2)Required statutory capital and surplus represents the Solvency UK/Solvency II Solvency Capital Requirement (“SCR”).
Statutory net income/(loss) of the Group’s regulated insurance operations are detailed below:

	2024	2023	2022
Bermuda	$67.3	$345.2	$(0.6)
United Kingdom	$115.0	68.1	69.7
Republic of Ireland	$(3.8)	$19.3	$(0.1)